WARRANTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
WARRANTS
Outstanding warrants, Beginning	1,000,000	3,700,000
Number of warrants
Outstanding warrants, granted	0	1,000,000	3,700,000
Outstanding warrants, Exercised	0	(3,700,000)
Outstanding warrants, Ending	1,000,000	1,000,000	3,700,000
Outstanding warrants, Beginning		3,700,000	0
Weighted average exercise price, Beginning	$ 0.60	$ 0.15
Weighted average exercise price, Granted	0	0.60	$ 0.15
Weighted average exercise price, Exercised	0	$ 0.00	$ 0.00
Outstanding warrants, Ending		1,000,000	3,700,000
Weighted average exercise price, Expired	0	$ 0.00	$ 0.00
Weighted average exercise price, Ending	$ 0.05	0.60	0.15
Weighted average exercise price
Weighted average exercise price, Beginning		$ 0.04	$ 0.00
Weighted Average Remaining Contract life, Beginning	1 year 6 months	1 year 4 months 6 days
Weighted Average Remaining Contract life, Granted		1 year 8 months 30 days
Weighted Average Remaining Contract life, Ending	9 months	1 year 6 months	1 year 4 months 6 days
Intrinsic value, Beginning	$ 0	$ 0	$ 0
Weighted average exercise price, Ending		$ 0.60	$ 0.04
Intrinsic value, Granted	0	$ 0	$ 0
Weighted Average Remaining Contract Life
Intrinsic value, Exercised	0	$ 0	$ 0
Intrinsic value, Expired	0
Weighted Average Remaining Contract life, Granted		1 year 9 months	2 years
Intrinsic value, Ending	$ 0	$ 0	$ 0
Intrinsic value
Intrinsic value, Expired		$ 0	$ 0